Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001611746
Document Type	6-K
Entity File Number	001-38041
Entity Registrant Name	SCISPARC LTD.
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31